Wireless Fund
	Schedule of Investments
		June 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
2,365	Cisco Systems, Inc.	$ 112,361	1.21%

Electronic Computers
3,165	Apple Inc.	666,612	7.17%

Optical Instruments & Lenses
490	KLA Corporation	404,010	4.34%

Radio & TV Broadcasting & Communications Equipment
1,095	Motorola Solutions, Inc.	422,725
2,150	QUALCOMM Incorporated	428,237
10,000	Telefonaktiebolaget LM Ericsson **	61,700
		912,662	9.81%

Radiotelephone Communications
1,600	T-Mobile US, Inc.	281,888	3.03%

Semiconductors & Related Devices
1,200	Advanced Micro Devices, Inc. *	194,652
1,865	Applied Materials, Inc.	440,121
290	Broadcom Inc.	465,604
700	Microchip Technology Incorporated	64,050
15,050	NVIDIA Corporation	1,859,277
1,010	Qorvo, Inc. *	117,200
		3,140,904	33.77%

Sevices - Business Services, NEC
4,000	PayPal Holdings, Inc. *	232,120	2.50%

Services - Computer Programming, Data Processing, Etc.
5,190	Alphabet Inc. - Class A	945,359
795	Meta Platforms, Inc. - Class A	400,855
2,700	Zoom Video Communications, Inc. - Class A *	159,813
		1,506,027	16.19%

Services - Prepackaged Software
260	Adobe Inc. *	144,440
3,185	Block, Inc. - Class A *	205,401
2,480	Microsoft Corporation	1,108,436
		1,458,277	15.68%

Special Industry Machinery, NEC
250	Lam Research Corporation	266,213	2.86%

Total Common Stocks (Cost $3,217,125)		8,981,074	96.56%

Money Market Funds
500,881	Goldman Sachs Financial Square Government Fund -
	Institutional Shares 5.22% ***	500,881	5.39%
	(Cost - $500,881)

	Total Investments	9,481,955	101.95%
	(Cost - $3,718,006)

	Liabilities in Excess of Other Assets	(181,529)	-1.95%

	Net Assets	$ 9,300,426	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at June 30, 2024.